Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	180 Life Sciences Corp.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On May 5, 2023, 180 Life Sciences Corp. (the “Company”) filed a Registration Statement on Form S-1 (File No. 333-271703) (as amended, the “2023 Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on May 12, 2023 and contained a prospectus for the resale by the Selling Stockholder (as defined in the accompanying prospectus) of up to 234,143 shares of common stock of the Company. The shares of common stock registered for resale under the 2023 Registration Statement included: (i) 16,138 shares of common stock issuable upon the exercise of the July 2022 Common Warrants (as defined in the accompanying prospectus), (ii) 135,339 shares of common stock issuable upon the exercise of the December 2022 Common Warrants (as defined in the accompanying prospectus), and (iii) 82,668 shares of common stock issuable upon the exercise of the April 2023 Common Warrants (as defined in the accompanying prospectus), acquired by the Selling Stockholder, in each case, pursuant to securities purchase agreements between us and the Selling Stockholder.On January 31, 2024, the Company filed a Registration Statement on Form S-1 (File No. 333-276796) (the “2024 Registration Statement” and together with the 2023 Registration Statement, the “Registration Statements”), which was declared effective by the SEC on February 9, 2024. The 2024 Registration Statement registered the resale of up to an aggregate of 734,263 shares of common stock of the Company by the Selling Stockholder (as defined in the accompanying prospectus). The shares of common stock registered for resale under the 2024 Registration Statement included: (i) 257,204 shares of common stock issuable upon the exercise of the December 2023 Pre-Funded Warrants (as defined in the accompanying prospectus), and (ii) 477,058 shares of common stock issuable upon the exercise of the December 2023 Common Warrants (as defined in the accompanying prospectus), acquired by the Selling Stockholder, in each case, pursuant to securities purchase agreements between us and the Selling Stockholder and amendments thereto.This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the 2024 Registration Statement is being filed (i) pursuant to Rule 429 under the Securities Act of 1933, as amended, to combine the prospectuses included in the 2024 Registration Statement and 2023 Registration Statement, (ii) to serve as a Section 10(a)(3) update to the Registration Statements and to make certain other updates to the prospectus that forms a part of this Post-Effective Amendment No. 1, and (iii) to update the section entitled “Selling Stockholders” contained in the accompanying prospectus to reflect, among other things, earlier sales or dispositions of securities made by the Selling Stockholder.Combining both the Registration Statements, this Post-Effective Amendment No. 1 covers the offer and sale, from time to time, by the Selling Stockholder, or its permitted transferees, of up to an aggregate of 711,203 shares of common stock by the Selling Stockholder identified in the accompanying prospectus. The shares of common stock being registered for resale under the accompanying prospectus consist of: (i) 16,138 shares of common stock issuable upon the exercise of the July 2022 Common Warrants, (ii) 135,339 shares of common stock issuable upon the exercise of the December 2022 Common Warrants, (iii) 82,668 shares of common stock issuable upon the exercise of the April 2023 Common Warrants, and (iv) 477,058 shares of common stock issuable upon the exercise of the December 2023 Common Warrants, acquired by the Selling Stockholder, in each case, pursuant to securities purchase agreements between us and the Selling Stockholder and amendments thereto. The shares of common stock underlying the December 2023 Pre-Funded Warrants have already been sold by the Selling Stockholder.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filings of the Registration Statements.
Entity Central Index Key	0001690080
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE